Commitments and Contingencies (Details 2) (Blizzard)		1 Months Ended							1 Months Ended
	Dec. 31, 2014 StarCraft II, Warcraft III: The Frozen Throne, Warcraft III: Reign of Chaos, World of Warcraft, Heroes of the Storm and Hearthstone: Heroes of Warcraft licensing agreements CNY	Aug. 31, 2008 Shanghai EaseNet StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos item	Apr. 30, 2014 Shanghai EaseNet StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos/Battle.net platform	Aug. 31, 2008 Shanghai EaseNet StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos/Battle.net platform	Mar. 31, 2012 Shanghai EaseNet World of Warcraft License Agreement	Apr. 30, 2009 Shanghai EaseNet World of Warcraft License Agreement	Jul. 31, 2013 Shanghai EaseNet Hearthstone : Heroes of Warcraft	Dec. 31, 2014 Shanghai EaseNet Hearthstone : Heroes of Warcraft CNY	Jun. 30, 2014 Shanghai EaseNet Heroes of the Storm and Diablo III USD ($)	Jun. 30, 2014 Shanghai EaseNet Heroes of the Storm and Diablo III CNY	Nov. 30, 2012 Shanghai EaseNet Heroes of the Storm	Jun. 30, 2014 Shanghai EaseNet Diablo III	Dec. 31, 2014 Shanghai EaseNet Prescribed hardware purchase/lease commitments Maximum CNY
Commitments
Number of personal computer strategy games agreed to be licensed		3
Estimated useful lives of assets				3 years		3 years	3 years				3 years	2 years
Extension in license term			3 years	1 year	3 years		1 year
License fees								0
Consultancy fees								0
Total commitment incurred for license contracts	4,400,000,000
Commitments under several license contracts
2015	1,181,000,000
2016	509,000,000
Total	1,690,000,000												198,500,000
Total commitment expected to be incurred for license contracts									$ 123,300,000	765,100,000